Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 8 – Intangible Assets

	December 31, 2024	December 31, 2023
	EUR	EUR

Customer relationships	571,100	415,000
Broadcasting rights/sports titles/stadium lease	75,000	75,000
Brand	1,013,000	2,225,000
Player contracts	340,000	415,000
Other	554,767	554,000
Goodwill	896,245	592,491
Subtotal	3,450,112	4,276,491
Less accumulated amortization	(643,820)	(223,113)
Net	2,806,292	4,053,378

The cost of and amortization methods and periods used by the Company for goodwill, customer relationships, broadcasting rights and other intangible assets are disclosed in Note 2 under Intangible Assets. The Company performed its annual impairment assessment and determined that no impairment losses were required to be recognized for the fiscal years 2024 and 2023.

The asset’s useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.